PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		275,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000	11,500,000
Purchase price, per unit	$ 10.00		$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Purchase price, per unit	$ 10.00